Label	Element	Value
Trade receivables [member]
Fair Value of Assets Representing Derecognised Financial Assets	fcagroup_FairValueofAssetsRepresentingDerecognisedFinancialAssets	€ 6,847,000,000
Fair Value of Assets Representing Derecognised Financial Assets	fcagroup_FairValueofAssetsRepresentingDerecognisedFinancialAssets	€ 5,777,000,000